Produced Content, Net - Components of Produced Content, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Film Costs [Abstract]
Released, less amortization	¥ 891,574	$ 128,067	¥ 553,459
In production	3,074,946	441,688	2,870,495
In development	388,701	55,833	312,109
Produced content, net	¥ 4,355,221	$ 625,588	¥ 3,736,063